Loans and asset quality- Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to directors and executive officers and to entities in which certain of our directors have an ownership interest or direct or indirect subsidiaries of such entities	$ 3	$ 5	$ 3
Loans	51,657	46,629
Number of business days in which overdrafts are generally repaid	2 days
Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subsequently defaulted number of contracts (contracts)	35
Subsequently defaulted recorded investment	8
Loans	1,385	1,632
Wealth Management Mortgages Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratio at origination (percent)	64.00%
Percentage of past due mortgages (percent)	1.00%
Loans	4,834	4,142
Wealth Management Mortgages Portfolio Segment | New York State
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations (percent)	21.00%
Wealth Management Mortgages Portfolio Segment | California State
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations (percent)	21.00%
Wealth Management Mortgages Portfolio Segment | Massachusetts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations (percent)	16.00%
Wealth Management Mortgages Portfolio Segment | Florida
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations (percent)	8.00%
Wealth Management Mortgages Portfolio Segment | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations (percent)	34.00%
Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,715	5,298
Number of business days in which overdrafts are generally repaid	2 days
Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	15,652	13,397
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	38,230	36,459
Domestic | Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased mortgages	411
Purchased residential mortgages, loan to value ratio (percent)	76.00%
Percentage of purchased residential mortgages that were at least 60 days delinquent (percent)	20.00%
Loans	1,385	1,632
Domestic | Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,314	2,228	2,958
Domestic | Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 15,652	$ 13,397	$ 12,760
Domestic | Margin loans | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Required daily collateral margin (percent)	100.00%